Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Raw materials	50,379	47,710
Work-in-progress	8,415	1,284
Finished goods	114,597	58,672

	173,391	107,666

US$303, US$262 and US$nil of excess and obsolete inventories were written down to lower of cost or market and included in the cost of goods sold in the years ended December 31, 2011, 2010 and 2009 respectively.